Associates and joint arrangements (Tables)	12 Months Ended
Mar. 31, 2026
Associates and joint arrangements [Abstract]
Schedule of joint ventures and associates

	2026 €m	2025 € m

Investments in joint ventures	5,294	6,342

Investments in associates	1,198	550

31 March	6,492	6,892

Share of net liabilities in joint ventures	–	(96)
Share of net liabilities in associates	(102)	–

31 March	(102)	(96)

Schedule of joint ventures

Name of joint venture	Principal activity	Country of incorporation or registration	Percentage shareholdings 1 2026	Percentage shareholdings 1 2025

Oak Holdings 1 GmbH	Network infrastructure	Germany	50.0	50.0

VodafoneZiggo Group Holding B.V.	Network operator	Netherlands	50.0	50.0

OXG Glasfaser Beteiligungs GmbH	Fibre infrastructure	Germany	50.0	50.0

Vodafone Idea Limited 2	Network operator	India	16.1	24.4
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2026 the fair value of the Group’s interest in Vodafone Idea Limited was INR 149 billion (
€
1,383 million) (2025: INR 118 billion (
€
1,283 million)) based on the quoted share price on the National Stock Exchange of India.

Schedule of aggregated financial information for group's joint ventures

	Investment in joint ventures 1		(Loss)/profit for the financial year 2

	2026 €m	2025 € m	2026 €m	2025 € m	2024 € m

Oak Holdings 1 GmbH	5,207	5,943	(440)	(74)	(85)

VodafoneZiggo Group Holding B.V.	–	330	(95)	(125)	(177)

TPG Telecom Limited 3	–	(96)	–	(97)	(74)

Other	87	69	(85)	(65)	(43)

Total	5,294	6,246	(620)	(361)	(379)
Notes:

1.	Includes share of net liabilities in joint ventures.

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

3.	TPG Telecom Limited has been classified as Associate for the year ended 31 March 2026. Comparative information has been retained in the Joint Venture disclosures.

Schedule of financial information of each of Group's material equity accounted joint ventures

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	1,327	1,249	1,166	3,976	4,082	4,128

Operating expenses	(94)	(117)	(130)	(2,219)	(2,190)	(2,195)

Depreciation and amortisation	(917)	(953)	(868)	(1,509)	(1,600)	(1,555)

Impairment losses 1	(928)	–	–	–	–	–

Other (expense)/income	(105)	(26)	5	–	–	–

Operating (loss)/profit	(717)	153	173	248	292	378

Interest income	4	7	5	–	–	–

Interest expense	(525)	(538)	(455)	(539)	(652)	(809)

Loss before tax	(1,238)	(378)	(277)	(291)	(360)	(431)

Income tax credit	358	212	132	73	111	77

Loss for the financial year 2	(880)	(166)	(145)	(218)	(249)	(354)

	Vodafone Idea Limited

	2026 3 €m	2025 € m	2024 € m

Income statement

Revenue	2,227	4,797	4,749

Operating expenses	(1,426)	(3,005)	(3,066)

Depreciation and amortisation	(979)	(2,142)	(2,178)

Other income	–	–	83

Operating loss	(178)	(350)	(412)

Interest income	24	107	7

Interest expense	(1,099)	(2,539)	(2,718)

Loss before tax	(1,253)	(2,782)	(3,123)

Income tax expense	–	(2)	(95)

Loss for the financial year 2	(1,253)	(2,784)	(3,218)
Notes:

1.	Includes € 928 million in respect of the investment Oak Holdings 1 GmBH holds in Infrastrutture Wireless Italiane S.p.A. (‘Inwit’).

2.	Total Other comprehensive (expense)/income is not materially different to (loss)/profit for the financial year.

3.	Six month period to, and as at 30 September 2025.

	Oak Holdings 1 GmbH		VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2026 €m	2025 € m

Statement of financial position

Non-current assets	22,819	24,149	14,184	15,012

Current assets	635	749	680	788

Total assets	23,454	24,898	14,864	15,800

Equity shareholders’ funds	10,414	11,887	319	660

Non-current liabilities	10,434	10,167	12,253	12,773

Current liabilities	2,606	2,844	2,292	2,367

Cash and cash equivalents within current assets	187	240	98	144

Non-current liabilities excluding trade and other payables and provisions	9,900	9,560	12,049	12,640

Current liabilities excluding trade and other payables and provisions	320	502	1,082	1,094

	Vodafone Idea Limited

	2026 3 €m	2025 € m

Statement of financial position

Non-current assets	14,035	16,069

Current assets	1,854	2,817

Total assets	15,889	18,886

Equity shareholders’ deficit	(9,586)	(9,479)

Non-current liabilities	20,509	22,636

Current liabilities	4,966	5,729

Cash and cash equivalents within current assets	310	1,145

Non-current liabilities excluding trade and other payables and provisions	20,491	22,612

Current liabilities excluding trade and other payables and provisions	2,152	2,307

Reconciliation of summarised financial information present to the carrying amount of our interest in joint ventures

	Oak Holdings 1 GmbH			VodafoneZiggo Group Holding B.V.

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	10,414	11,887		319	660

Interest in joint ventures 1	5,207	5,943		160	330

Transferred to assets held for sale	–	–		(174)	–

Share of unrecognised losses	–	–		14	–

Carrying value	5,207	5,943		–	330

Loss for the financial year	(880)	(166)	(145)	(218)	(249)	(354)

Share of loss	(440)	(74)	(85)	(109)	(125)	(177)

Share of unrecognised loss	–	–	–	14	–	–

Share of loss 1	(440)	(74)	(85)	(95)	(125)	(177)

	Vodafone Idea Limited

	2026 €m	2025 € m	2024 € m

Equity shareholders’ deficit	(9,586)	(9,479)

Interest in joint ventures 1	(1,541)	(1,524)

Impairment	(208)	(234)

Share of unrecognised losses	1,749	1,758

Carrying value	–	–

Loss for the financial year	(1,253)	(2,784)	(3,218)

Share of loss 1	(201)	(660)	(1,009)

Share of unrecognised loss	201	660	1,009

Share of loss 1	–	–	–
Note:

1.
The Group’s effective ownership percentages of Oak Holdings 1 GmbH, VodafoneZiggo Group Holding B.V. and Vodafone Idea Limited are 50.0%, 50.0% and 16.1% respectively, rounded to the nearest tenth of one percent.

Schedule of associates
Associates
Unless otherwise stated, the Group’s principal associates all have share capital consisting solely of ordinary shares and are all indirectly held. The country of incorporation or registration is also their place of operation.

	Principal activity	Country of incorporation or registration	Percentage shareholding 1 2026	Percentage shareholding 1 2025

Safaricom PLC 2	Network operator	Kenya	39.9	39.9

TPG Telecom Limited 3	Network operator	Australia	23.7	25.1

Maziv Proprietary Limited	Network infrastructure	South Africa	30.0	–

Indus Towers Limited	Network infrastructure	India	–	–
Notes:

1.	Effective ownership percentages of Vodafone Group Plc rounded to the nearest tenth of one percent.

2.
At 31 March 2026, the fair value of the Group’s interest in Safaricom PLC was KES 440 billion (
€
2,939 million) (2025: KES 293 billion (
€
2,096 million)) based on the closing quoted share price on the Nairobi Stock Exchange.

3.	At 31 March 2026, the fair value of the Group’s interest in TPG Telecom Limited was AUD 1,872 million ( € 1,130 million) (2025: AUD 2,236 million ( € 1,290 million) based on the quoted share price on ASX.

Schedule of aggregated financial information for group's associates
The table below provides aggregated financial information for the Group’s associates as it relates to the amounts recognised in the consolidated income statement and consolidated statement of financial position.

	Investment in associates 1		Profit/(loss) for the financial year

	2026 €m	2025 € m	2026 €m	2025 € m	2024 € m

Safaricom PLC 2	539	500	256	201	159

TPG Telecom Limited	(102)	–	(4)	–	–

Maziv Proprietary Limited	623	–	3	–	–

Indus Towers Limited	–	–	–	55	140

Other	36	50	(17)	(18)	(16)

Total	1,096	550	238	238	283
Note:

1.	Includes share of net liabilities in joint ventures.

2.
Other comprehensive income includes loss for the financial year, together with
€
nil (2025:
€
103 million loss) in respect of the application of IAS 29 to Safaricom’s operations in
Ethiopia in the prior year. See note 1 ‘Basis of preparation’ for further details.

Disclosure of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate [text block]
Financial information is presented for TPG Telecom Limited (‘TPG’) for the year to, and as at 31 December 2025 on the basis that full-year information in relation to TPG has not been released at the date of approval of these consolidated financial statements and as such is market sensitive for TPG.

	Safaricom PLC			TPG Telecom Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	2,837	2,792	2,210	3,079	3,359	3,371

Operating expenses	(1,356)	(1,561)	(1,189)	(2,033)	(2,320)	(2,238)

Depreciation and amortisation	(495)	(489)	(523)	(755)	(902)	(891)

Other income	–	79	142	182	–	–

Operating profit	986	821	640	473	137	242

Interest income	13	17	16	–	–	–

Interest expense	(145)	(167)	(121)	(345)	(391)	(368)

Profit/(loss) before tax	854	671	535	128	(254)	(126)

Income tax (expense)/credit	(354)	(340)	(266)	4	27	(8)

Profit/(loss) for the financial year and total comprehensive income	500	331	269	132	(227)	(134)

Attributable to:

- Owners of the parent	643	503	399	132	(227)	(134)

- Non-controlling interests	(143)	(172)	(130)	–	–	–

	Indus Towers Limited			Maziv Proprietary Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Income statement

Revenue	–	835	3,185	105	–	–

Operating expenses	–	(286)	(1,598)	(36)	–	–

Depreciation and amortisation	–	(167)	(637)	(27)	–	–

Operating profit	–	382	950	42	–	–

Interest income	–	11	126	–	–	–

Interest expense	–	(48)	(218)	(23)	–	–

Profit before tax	–	345	858	19	–	–

Income tax expense	–	(82)	(192)	(8)	–	–

Profit for the financial year and total comprehensive income	–	263	666	11	–	–

Summarised financial information for each of the Group’s material associates on a 100% ownership basis is set out in the tables below.

	Safaricom PLC		TPG Telecom Limited

	2026 €m	2025 € m	2026 €m	2025 2 € m

Statement of financial position

Non-current assets	2,912	3,062	6,737	9,024

Current assets	532	600	1,390	734

Total assets	3,444	3,662	8,127	9,758

Equity shareholders’ funds	1,345	1,246	1,604	2,175

Non-controlling interests	192	331	–	–

Non-current liabilities	1,012	975	2,461	6,523

Current liabilities	895	1,110	4,062	1,060

Cash and cash equivalents within current assets	180	215	931	85

Non-current liabilities excluding trade and other payables and provisions	919	791	2,362	6,437

Current liabilities excluding trade and other payables and provisions	252	357	3,037	105

	Maziv Proprietary Limited

	2026 €m	2025 € m

Statement of financial position

Non-current assets	2,002	–

Current assets	95	–

Total assets	2,097	–

Equity shareholders’ funds	1,074	–

Non-controlling interests	3	–

Non-current liabilities	899	–

Current liabilities	121	–

Cash and cash equivalents within current assets	22	–

Non-current liabilities excluding trade and other payables and provisions	885	–

Current liabilities excluding trade and other payables and provisions	33	–
The reconciliation to the carrying amount for each of the Group’s material associates is set out in the following table.

	Safaricom PLC			TPG Telecom Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	1,345	1,246		1,604	2,175

Interest in associates 1	537	498		(150)	(144)

Goodwill	2	2		48	48

Carrying value	539	500		(102)	(96)

Profit/(loss) for the financial year	643	503	399	132	(227)	(134)

Share of profit/(loss)	256	201	159	(4)	(97)	(74)

	Maziv Proprietary Limited			Indus Towers Limited

	2026 €m	2025 € m	2024 € m	2026 €m	2025 € m	2024 € m

Equity shareholders’ funds	1,074	–		–	–

Interest in associates 1	322	–		–	–

Goodwill	319	–		–	–

Other	(18)	–		–	–

Carrying value	623	–		–	–

Profit for the financial year	11	–	–	–	263	666

Share of profit	3	–	–	–	55	140
Notes:

1.	The Group’s effective ownership percentage of Safaricom PLC and Maziv Proprietary Limited are 39.9% and 30.0% respectively, rounded to the nearest tenth of one percent.